RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2012 and 2011, the Fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc. (BCP), Boston Capital Services, Inc. (BCS), Boston Capital Holdings Limited Partnership (BCHLP) and Boston Capital Asset Management Limited Partnership (BCAM), as follows:

The Fund incurred a fund management fee to Boston Capital Asset Management Limited Partnership in an amount equal to .5 percent of the aggregate cost of the apartment complexes owned by the Operating Partnerships, less the amount of various asset management and reporting fees paid by the Operating Partnerships. The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2012 and 2011, are as follows:

	2012
	Gross Fund Management Fee	Asset Management & Reporting Fee	Fund Management Fee net of Asset Management & Reporting Fee

Series 47	$388,344	$29,935	$358,409
Series 48	238,380	18,465	219,915
Series 49	511,104	79,642	431,462

	$1,137,828	$128,042	$1,009,786

	2011
	Gross Fund Management Fee	Asset Management & Reporting Fee	Fund Management Fee net of Asset Management & Reporting Fee

Series 47	$388,344	$20,357	$367,987
Series 48	238,380	29,540	208,840
Series 49	511,104	66,040	445,064

	$1,137,828	$115,937	$1,021,891

All fund management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2012 and 2011, total fund management fees accrued were $3,470,297 and $2,582,469, respectively.

The fund management fees paid by the Fund for the years ended March 31, 2012 and 2011 are as follows:

	2012	2011

Series 47	$25,000	$-
Series 48	75,000	-
Series 49	150,000	200,000

	$250,000	$200,000

General and administrative expenses and professional fees incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership for each series for the years ended March 31, 2012 and 2011, charged to each series’ operations are as follows:

	2012	2011

Series 47	$20,239	$23,030
Series 48	18,601	20,510
Series 49	23,457	27,117

	$62,297	$70,657